Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
2024	¥ 18,790
2025	19,375
2026	19,898
2027	19,445
2028	20,121
2029 and thereafter	141,559
Total future lease payments	239,188
Less: Imputed interest	73,900
Total lease liability balance	¥ 165,288